EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND
EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

Supplement to Prospectus dated January 1, 2021

The following changes are effective May 1, 2021:

1.The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Richard Bernstein All Asset Strategy Fund”:

Richard Bernstein, Chief Executive Officer and Chief Investment Officer at RBA, has managed the Fund since its inception in September 2011.

Matthew Griswold, CFA, Director of Investments at RBA, has managed the Fund since January 2017.

Dan Suzuki, CFA, Deputy Chief Investment Officer at RBA, has managed the Fund since May 2021.

Henry Timmons, CFA, Director of ETFs at RBA, has managed the Fund since January 2017.

2.The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Richard Bernstein Equity Strategy Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 38 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.02%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$697	$955	$1,232	$2,021	$697	$955	$1,232	$2,021
Class C shares	$305	$634	$1,088	$2,155	$205	$634	$1,088	$2,155
Class I shares	$104	$325	$563	$1,248	$104	$325	$563	$1,248

3.The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Richard Bernstein Equity Strategy Fund”:

Richard Bernstein, Chief Executive Officer and Chief Investment Officer at RBA, has managed the Fund since its inception in October 2010.

Matthew Griswold, CFA, Director of Investments at RBA, has managed the Fund since January 2017.

Dan Suzuki, CFA, Deputy Chief Investment Officer at RBA, has managed the Fund since May 2021.

Henry Timmons, CFA, Director of ETFs at RBA, has managed the Fund since January 2017.

4.The following replaces the fourth paragraph under “Richard Bernstein All Asset Strategy Fund.” in “Management and Organization”:

Richard Bernstein, Matthew Griswold, CFA, Dan Suzuki, CFA and Henry Timmons, CFA serve as portfolio managers of the Fund. Richard Bernstein has managed the Fund since its inception in 2011, Mr. Griswold and Mr. Timmons have managed the Fund since January 2017 and Mr. Suzuki has managed the Fund since May 2021. Mr. Bernstein is the Chief Executive Officer and Chief Investment Officer of RBA (since its founding in 2009). Prior to founding RBA, Mr. Bernstein was Chief Investment Strategist (2006-2009) and Chief U.S. Strategist (2001-2006) at Merrill Lynch & Co. Mr. Griswold is the Director of Investments at RBA (since 2010). Prior to joining RBA, Mr. Griswold was a Vice President and Portfolio Manager at State Street Global Advisors (1996-2008).  Mr. Suzuki is the Deputy Chief Investment Officer at RBA (since 2020).  Prior to joining RBA, Mr. Suzuki was a Senior Equity Strategist at Bank of America – Merrill Lynch Global Research (2002-2018).  Mr. Timmons is Director of ETFs at RBA (since 2011). Prior to joining RBA, Mr. Timmons was a Portfolio Manager and Quantitative Analyst at Grantham, Mayo, Van Otterloo & Co. LLC (2005-2009).

5.The following replaces “Richard Bernstein Equity Strategy Fund.” in “Management and Organization”:

Richard Bernstein Equity Strategy Fund.  Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities.  Effective May 1, 2021, under its investment advisory and administrative agreement, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets	Annual Fee Rate (for each level) *
up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%

* Pursuant to an amendment to the investment advisory and administrative agreement dated May 1, 2021, Eaton Vance contractually agreed to reduce its investment advisory and administrative fee as stated above. These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to May 1, 2021, Eaton Vance received a monthly fee as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
up to $500 million	0.900%
$500 million but less than $1 billion	0.850%
$1 billion but less than $2.5 billion	0.825%
$2.5 billion but less than $5 billion	0.800%
$5 billion and over	0.780%

For the fiscal year ended August 31, 2020, the effective annual rate of the advisory fee paid to Eaton Vance, based on average daily net assets of the Richard Bernstein Equity Strategy Fund, was 0.88%.

Richard Bernstein, Matthew Griswold, CFA, Dan Suzuki, CFA and Henry Timmons, CFA serve as portfolio managers of the Fund. Mr. Bernstein has managed the Fund since its inception in 2010, Mr. Griswold and Mr. Timmons have managed the Fund since January 2017 and Mr. Suzuki has managed the Fund since May 2021.  For more information on Messrs. Bernstein, Griswold, Suzuki and Timmons, please see above.

April 29, 2021	38390 4.29.21

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

Supplement to Statement of Additional Information dated January 1, 2021

The following changes are effective May 1, 2021:

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Richard Bernstein
Registered Investment Companies	2	$1,529.3	0	$0
Other Pooled Investment Vehicles	3	$283.0	0	$0
Other Accounts	14	$8,860.2	1	$376.1
Matthew Griswold
Registered Investment Companies	2	$1,529.3	0	$0
Other Pooled Investment Vehicles	3	$283.0	0	$0
Other Accounts	14	$8,860.2	1	$376.1
Dan Suzuki*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Henry Timmons
Registered Investment Companies	2	$1,529.3	0	$0
Other Pooled Investment Vehicles	3	$283.0	0	$0
Other Accounts	14	$8,860.2	1	$376.1
* As of March 31, 2021

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended August 31, 2020 and in the Eaton Vance family of funds as of December 31, 2019.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Richard Bernstein All Asset Strategy Fund
Richard Bernstein	$100,001 - $500,000	Over $1,000,000
Matthew Griswold	$10,001 - $50,000	$100,001 - $500,000
Dan Suzuki*	$10,001 - $50,000	$10,001 - $50,000
Henry Timmons	$1 - $10,000	$1 - $10,000
Richard Bernstein Equity Strategy Fund
Richard Bernstein	Over $1,000,000	Over $1,000,000
Matthew Griswold	$10,001 - $50,000	$100,001 - $500,000
Dan Suzuki*	$1 - $10,000	$10,001 - $50,000
Henry Timmons	$1 - $10,000	$1 - $10,000
* As of March 31, 2021

April 29, 2021